DEBT - Short-term loans (Details)											6 Months Ended	12 Months Ended				18 Months Ended
	Jun. 11, 2025 CNY (¥)	Apr. 08, 2025 USD ($)	Apr. 08, 2025 CNY (¥)	Oct. 25, 2024 USD ($)	Aug. 24, 2024	Jun. 14, 2024 USD ($)	May 07, 2024 CNY (¥)	Aug. 24, 2023 USD ($)	Jun. 08, 2023 USD ($)	May 15, 2023 USD ($)	Dec. 18, 2023 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023	Jun. 11, 2025 USD ($)	Jun. 11, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)	Dec. 09, 2024 USD ($)	Dec. 09, 2024 CNY (¥)	Oct. 25, 2024 CNY (¥)	Jun. 14, 2024 CNY (¥)	Jun. 07, 2024	May 07, 2024 USD ($)	May 07, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Dec. 18, 2023 CNY (¥)	Aug. 24, 2023 CNY (¥)	Jun. 08, 2023 CNY (¥)	May 15, 2023 CNY (¥)
DEBT
Short-term loans												$ 4,131,354		$ 1,563,452
Repayments of debt												2,399,922		7,110,005	$ 160,568
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]						YSXT:PeoplesBankOfChinaMember
Mr. Jie Xiao | Related party
DEBT
Maximum guarantee amount												1,378,037							¥ 10,000,000	$ 1,378,037	¥ 10,000,000
China Construction Bank ("CCB")
DEBT
Short-term loans												1,650,888		1,451,282
Debt amount						$ 275,607			$ 275,607	$ 275,607													¥ 2,000,000		$ 275,607	¥ 2,000,000				¥ 2,000,000	¥ 2,000,000
Debt term						1 year			1 year	1 year
Effective interest rate						3.96%			3.86%	3.95%													3.96%	3.86%	3.95%	3.95%				3.86%	3.95%
Repayments of debt						$ 2,000,000	¥ 2,000,000
Line of credit, maximum borrowing capacity								$ 1,102,429																					¥ 8,000,000
Repayment of line of credit		$ 137,804	¥ 1,000,000									2,000,000	¥ 14,500,000
Proceeds from lines of credit												2,200,000	16,000,000
Basis points						0.51%		0.40%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]					YSXT:PeoplesBankOfChinaMember
Effective interest rate								3.95%
Outstanding loan balance												1,099,673		892,968					7,980,000								¥ 6,480,000
China Construction Bank ("CCB") | Subsequent event
DEBT
Debt amount																	$ 275,607	¥ 2,000,000
Effective interest rate																	3.96%	3.96%
Repayments of debt | ¥	¥ 2,000,000
Repayment of line of credit		$ 137,804	¥ 1,000,000
Xin Wang Bank ("XW")
DEBT
Short-term loans														112,170
Debt amount											$ 1,511,706																	¥ 10,970,000
Debt term											4 months
Effective interest rate											7.50%																	7.50%
Basis points											3.95%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]																YSXT:PeoplesBankOfChinaMember
Outstanding loan balance														$ 111,621													¥ 810,000
Xin Wang Bank ("XW") | Guangdong Youshanghui Fiancing Guarantee Co., Ltd
DEBT
Debt amount											$ 1,400,000																	¥ 10,000,000
Bank of Communication
DEBT
Short-term loans												1,102,429
Debt amount				$ 1,102,429																		¥ 8,000,000
Debt term				1 year
Effective interest rate				3.20%																		3.20%
China CITIC Bank
DEBT
Short-term loans												1,378,037							10,000,000
Debt amount												1,378,037							¥ 10,000,000	$ 1,378,037	¥ 10,000,000
Effective interest rate																				3.98%	3.98%
Repayments of debt												$ 1,378	¥ 10,000